Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Borrowings [Abstract]
Borrowings

	As at 30 June 2025 USD’000	As at 31 December 2024 USD’000
Current
Bank borrowings	312,655	252,556
Sale and leaseback liabilities (accounted for as financing transaction)	59,536	64,506
Other lease liabilities	23,438	19,233
Total current borrowings	395,629	336,295

Non-current
Bank borrowings	238,952	322,820
Sale and leaseback liabilities (accounted for as financing transaction)	391,277	461,924
Other lease liabilities	829	1,210
Total non-current borrowings	631,058	785,954

Total borrowings	1,026,687	1,122,249

Bank Borrowings	The table below summarises key information of the bank borrowings:

	Outstanding amount USD m	Maturity date
Facility amount
USD 473 million facility	72.6
- USD 413 million term loan		2026
- USD 60 million revolving credit facility		2026
USD 216 million facility	125.0	2026
USD 84 million facility (DSF)	75.4	2029
USD 84 million facility	46.7
- USD 68 million term loan		2026
USD 39 million facility	13.8
- USD 30 million term loan		2025
- USD 9 million revolving credit facility		2025
USD 40 million facility	34.4	2029
USD 303 million facility	80.0
- USD 303 million revolving credit facility		2029
Up to USD 175 million borrowing base facility Up to USD 175 million borrowing base facility (with an accordion option of up to USD 75 million)	47.5 58.5	2025

Repayment Profile of Bank Borrowing
The table below summarises the repayment profile of the bank borrowings:

	For the financial year ended 31 December 2025	For the financial year ended 31 December 2026
Repayment profile USD’000
USD 473 million facility	14,496	58,106
USD 216 million facility	6,300	118,650
USD 84 million facility (DSF)	4,317	8,633
USD 84 million facility	3,120	43,615
USD 39 million facility	13,795	—
USD 40 million facility	1,437	2,874
USD 303 million facility	80,000	—
Up to USD 175 million borrowing base facility Up to USD 175 million borrowing base facility (with an accordion option of up to USD 75 million)	47,500 58,500	—

Summary Key Information of Joint Ventures' Bank Borrowings	The table below summarises key information of the joint ventures’ bank borrowings:

	Outstanding amount USD m	Maturity date
Facility amount
Vista Shipping joint venture
USD 51.8 million facility	28.9	2031
USD 111.0 million facility	71.7	2032
USD 89.6 million facility	78.4	2033
USD 88.5 million facility	81.1	2031

H&A Shipping joint venture
USD 22.1 million facility	16.6	2026
USD 23.5 million facility	18.4	2028

Ecomar joint venture
Vessel 1 French Tax Lease Arrangement	40.5	2032
Vessel 2 French Tax Lease Arrangement	39.6	2032
Vessel 3 French Tax Lease Arrangement	8.1	2032
Vessel 4 French Tax Lease Arrangement	0.3	2033

	For the financial year ended 31 December 2025	For the financial year ended 31 December 2026
Repayment profile USD’000
Vista Shipping joint venture
USD 51.8 million facility	1,727	3,453
USD 111.0 million facility	3,700	7,400
USD 89.6 million facility	2,635	5,271
USD 88.5 million facility	2,458	4,917

H&A Shipping joint venture
USD 22.1 million facility	737	15,838
USD 23.5 million facility	735	1,470

Ecomar joint venture
Vessel 1 French Tax Lease Arrangement	1,545	5,309
Vessel 2 French Tax Lease Arrangement	752	5,538
Vessel 3 French Tax Lease Arrangement	—	6,466
Vessel 4 French Tax Lease Arrangement	—	1,250

Weighted Average Effective Interest Rates of Borrowings
The weighted average effective interest rates per annum of total borrowings, excluding the effect of interest rate swaps, at the balance sheet date are as follows:

	As at 30 June 2025	As at 31 December 2024
Bank borrowings	6.0%	6.8%
Sale and leaseback liabilities (accounted for as financing transaction)	6.2%	6.9%